2. LOANS PAYBLE - STOCKHOLDERS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
LOANS PAYBLE - STOCKHOLDERS

Note 2.  LOANS PAYBLE - STOCKHOLDERS

Matthew L. Schissler, the Company’s Chairman of the Board, loaned the Company $-0- and $-0- during the fiscal years ended December 31, 2012 and  2011, respectively.  At December 31, 2012, the loan balance was $10,400.  The loan bears no interest and is due on demand.

Jonathan F. Irwin, the Company’s Chief Executive Officer, loaned the Company $1,000 and $13,138 during the fiscal years ended December 31, 2012 and 2011, respectively.  At December 31, 2012, the loan balance was $5,138.  The loan bears no interest and is due on demand.